Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended	2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended	6 Months Ended		8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		14 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	32 Months Ended	34 Months Ended	38 Months Ended	40 Months Ended	46 Months Ended
	Jun. 24, 2025	Jun. 25, 2024	Sep. 26, 2023	Oct. 25, 2022	Feb. 22, 2022	Jul. 31, 2025	Aug. 31, 2025	Dec. 31, 2022	Sep. 30, 2025	Dec. 31, 2023	Oct. 31, 2025	Jun. 30, 2022	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Dec. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025
Capital Group Core Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name																			Capital Group Core Bond ETF (at NAV)
Accumulated Value			$ 10,000							$ 10,656							$ 10,608					$ 10,824				$ 11,273			$ 11,617
Capital Group Core Plus Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																			Capital Group Core Plus Income ETF (at NAV)
Accumulated Value					$ 10,000							$ 9,245						$ 9,041					$ 9,246				$ 9,697			$ 9,743		$ 9,989		$ 10,384	$ 10,733
Capital Group High Yield Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name																			Capital Group High Yield Bond ETF (at NAV)
Accumulated Value	$ 10,000					$ 10,110	$ 10,225		$ 10,302		$ 10,342		$ 10,396	$ 10,446
Capital Group International Bond ETF (USD-Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name																			Capital Group International Bond ETF (USD-Hedged) (at NAV)
Accumulated Value		$ 10,000													$ 10,279					$ 10,590				$ 10,745
Capital Group Municipal Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																			Capital Group Municipal Income ETF (at NAV)
Accumulated Value				$ 10,000				$ 10,492								$ 10,777					$ 11,203				$ 11,323			$ 11,516			$ 11,616		$ 12,119
Capital Group Municipal High-Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																			Capital Group Municipal High-Income ETF (at NAV)
Accumulated Value		10,000													10,276					10,184				10,727
Capital Group Short Duration Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																			Capital Group Short Duration Income ETF (at NAV)
Accumulated Value				10,000				10,173								10,290					10,696				10,904			11,285			11,663		11,984
Capital Group Short Duration Municipal Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																			Capital Group Short Duration Municipal Income ETF (at NAV)
Accumulated Value			10,000							10,400							10,546					10,793				11,002			11,296
Capital Group Ultra Short Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																			Capital Group Ultra Short Income ETF (at NAV)
Accumulated Value		10,000													10,314					10,584				10,826
Capital Group U.S. Multi-Sector Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																			Capital Group U.S. Multi-Sector Income ETF (at NAV)
Accumulated Value				10,000				10,363								10,792					11,544				11,889			12,386			12,896		13,361
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	$ 10,000	10,020	10,140	10,359	10,250	10,663	10,314	$ 9,315	10,379	10,363	10,122	10,576	10,588	$ 9,039		10,529	10,932	10,797	$ 9,228	10,861	10,854	11,231	$ 9,538	11,068	11,585	$ 9,470	11,513	$ 9,657	11,876	$ 10,046	$ 10,363
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg Municipal Bond Index
Accumulated Value		10,000	10,000	10,000				10,488		10,733					10,126	10,768	10,690			10,091	11,160	10,846		10,556	11,114	10,809		11,277	11,307		11,238		11,756
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Corp High Yield 2% Issuer Capped Index
Accumulated Value	$ 10,000					$ 10,103	$ 10,229		$ 10,312		$ 10,328		$ 10,388	$ 10,447
Bloomberg Global Aggregate ex-USD (USD Hedged) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Accumulated Value		10,000													10,395					10,578				10,686
85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index
Accumulated Value				10,000				10,390								10,607					10,969				10,962			11,139			11,263		11,690
70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index
Accumulated Value		10,000													10,186					10,165				10,528
Bloomberg U.S. Government/Credit (1-3 years) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Government/Credit (1-3 years) Index
Accumulated Value				10,000				10,105								10,219					10,571				10,716			11,031			11,353		11,621
Bloomberg Municipal Short 1-5 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg Municipal Short 1-5 Years Index
Accumulated Value			$ 10,000							$ 10,331							$ 10,347					$ 10,545				$ 10,763			$ 10,978
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			ICE BofA 3 Month US Treasury Bill Index
Accumulated Value		$ 10,000													$ 10,262					$ 10,475				$ 10,691
Bloomberg Custom Multi-Sector Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg Custom Multi-Sector Composite Index
Accumulated Value				$ 10,000				$ 10,311								$ 10,682					$ 11,340				$ 11,619			$ 12,127			$ 12,657		$ 13,120